Note 12 - Interim Financial Data (unaudited) (Tables)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]
	2013
	Q1	Q2	Q3	Q4	Total

Revenue	2,131,519	2,843,806	2,962,809	7,526,016	15,464,150

Loss from operations	(2,993,811)	(3,070,968)	(3,652,191)	(2,436,248)	(12,153,218)

Net loss	(2,546,244)	(3,014,928)	(5,905,923)	(2,597,131)	(14,064,226)

Basic and diluted net loss per share	$(0.18)	$(0.21)	$(0.41)	$(0.15)	$(0.92)
	2012
	Q1	Q2	Q3	Q4	Total

Revenue	3,586,970	3,643,296	3,067,593	3,807,327	14,105,186

Loss from operations	(2,651,931)	(2,599,027)	(1,784,666)	(5,908,924)	(12,944,548)

Net (loss) income	(3,180,259)	(1,935,761)	(3,457,600)	38,185,616	29,611,996

Basic net (loss) income per share	$(0.25)	$(0.14)	$(0.25)	$2.72	$2.16

Diluted net (loss) income per share	$(0.25)	$(0.14)	$(0.25)	$2.51	$2.07